Investments and Advances to Equity Method Investments (Details) - Schedule of Statements of Operations - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023	Dec. 31, 2023		Dec. 31, 2022
FCG [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues		$ 14,756	[1]		$ 8,033	[2]
Impairment of fixed assets	[2]
Income (loss) from operations		1,579	[3]		(6,153)	[2]
Net income (loss)	[2]				(6,034)
PDP [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues		21		$ 5	41,259		$ 33,962
Impairment of fixed assets					(5,427)
Income (loss) from operations		$ 1,330		505	153		2,540
Net income (loss)					(3,044)		6,457
Sierra Parima [Member]
Condensed Income Statements, Captions [Line Items]
Total revenues				122	2,639		226
Impairment of fixed assets					(46,743)
Income (loss) from operations				$ (2,736)	(57,626)		(3,403)
Net income (loss)					$ (57,970)		$ (3,438)

[1]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.
[2]	The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.
[3]	The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of net income, less 9% preferred return to QIC and amortization of the basis difference of deconsolidation of FCG. There were adjustments of $(1.3) million comprised of $(0.5) million in accretion of preference dividend and fees, and $(0.8) million in amortization of basis difference, which further reduced the share of FCG income recorded to $0.5 million. The Company will continue to recognize 100% of gains or (losses) in their investment in FCG based on the terms of the LLCA, and until the split in equity accounts becomes 25% : 75%.